Deposits and Other Demand Liabilities and Time Deposits - Schedule of Time Deposits and Other Time Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Time Deposits and Other Time Liabilities [abstract]
Time deposits	$ 11,599,943	$ 10,093,703
Time savings accounts	20,016	27,156
Other time liabilities	228	252
Totals	$ 11,620,187	$ 10,121,111